Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (109,130)	$ (56,754)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization	132,644	79,713
Share-based compensation	45,632	29,361
Non-cash bonus		1,518
Non-cash interest expense	44,859	6,590
Unrealized gain on changes in fair value of biological assets	(465,180)	(224,610)
Realized fair value amounts included in inventory sold	365,642	149,586
Impairment loss	14,573	23,659
(Gain)/loss on debt retirement	152
(Gain)/loss on investment	2,974	(37,566)
(Gain)/loss on sale of property, plant and equipment	3,333	550
Deferred taxes	19,214	11,720
Gain on contingent liability		(37,566)
Changes in operating assets and liabilities
Accounts receivable	(29,402)	5,956
Biological assets	80,414	55,707
Inventories	(185,607)	(92,384)
Prepaid expenses and other current assets	(24,902)	4,748
Other assets	5,641	(17,702)
Accounts payable	(10,298)	9,958
Income taxes payable	59,768	57,753
Accrued expenses	15,709	4,552
Net cash provided (used) in operating activities	(33,964)	12,355
Cash flows from investing activities:
Purchases of property and equipment	(171,955)	(126,273)
Proceeds from sale of entity	29,828	1,004
Payments made on completion on acquisitions	(37,820)	(59,695)
Prepayment for acquisition consideration		(7,500)
Cash acquired from acquisitions	14,500
Payments received on notes receivable	3,717	(4,646)
Note receivable from third party	(2,244)
Amounts advanced for notes receivable		(4,646)
Net cash used in investing activities	(163,974)	(197,110)
Cash flows from financing activities:
Cash received from financing agreement	531,093	186,235
Proceeds from sale leaseback	24,419	42,466
Debt issuance costs	(5,564)
Minority buyouts	(1,190)	(2,508)
Prepayment Penalties on retired notes payable	(23,827)
Lease liability payments	(52,775)	(26,762)
Proceeds from minority interest investment in Curaleaf International	83,979
Cash received in private placement		24,552
Principal payments on notes payable	(366,749)	(2,920)
Acquisition escrow shares returned and retired	(8,312)
Exercise of stock options	3,157	3,013
Issuance of common shares, net of issuance costs	240,569
Net cash provided by financing activities	424,800	224,076
Net change in cash	226,862	39,321
Cash at beginning of period	73,542	42,310
Cash held for sale		(8,089)
Effect of exchange rate on cash	(1,075)
Cash at end of period	299,329	73,542
Cash paid for interest	33,439	38,133
Cash paid for income tax	91,786	21,498
Supplemental disclosure of non-cash investing and financing activities:
Recognition of right of use assets and lease liabilities		85,127
Issuance of shares in connection with minority buyouts		10,802
Issuance of shares in connection with acquisitions	209,429	969,479
Issuance of shares in connection with license success fee		2,348
Cash Paid for EMMAC to former EMMAC owners by Minority Interest Holder	46,844
Contingent consideration incurred in connection with acquisitions	29,311	36,494
Forgiveness of note receivable in connection with acquisition		$ 65,868
Write off of prior debt deferred costs	2,182
Redeemable NCI	6,922
Equity issuance	$ 51,130